UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 600 Lexington Avenue, 34th floor

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michel Brogard
Title:     Managing Partner
Phone:     212-340-7340

Signature, Place, and Date of Signing:

     Michel Brogard     New York, NY/USA     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $739,747 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BJ SVCS CO                     COM              055482103    26461   721600 SH       SOLE                   721600        0        0
CNH GLOBAL N V                 SHS NEW          N20935206     4172   225000 SH       SOLE                   225000        0        0
COMPASS BANCSHARES INC         COM              20449H109    18358   380472 SH       SOLE                   380472        0        0
FALCONBRIDGE LTD NEW 2005      COM              306104100    83394  2814500 SH       SOLE                  2814500        0        0
FIRSTMERIT CORP                COM              337915102     5463   210840 SH       SOLE                   210840        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    23915   524800 SH       SOLE                   524800        0        0
HUNTINGTON BANCSHARES INC      COM              446150104    11709   493000 SH       SOLE                   493000        0        0
INCO LTD                       COM              453258402   105762  2427400 SH       SOLE                  2427400        0        0
INTERACTIVE DATA CORP          COM              45840J107    31045  1367019 SH       SOLE                  1367019        0        0
ISHARES TR                     RUSSELL 2000     464287655      434     6500 SH  PUT  SOLE                     6500        0        0
ISHARES TR                     RUSSELL 2000     464287655      600     9000 SH  PUT  SOLE                     9000        0        0
ISHARES TR                     RUSSELL 2000     464287655      334     5000 SH  PUT  SOLE                     5000        0        0
ISHARES TR                     RUSSELL 2000     464287655     1515    22700 SH  PUT  SOLE                    22700        0        0
ISHARES TR                     RUSSELL 2000     464287655      133     2000 SH  PUT  SOLE                     2000        0        0
ISHARES TR                     RUSSELL 2000     464287655      334     5000 SH  PUT  SOLE                     5000        0        0
ISHARES TR                     RUSSELL 2000     464287655      827    12400 SH  PUT  SOLE                    12400        0        0
ISHARES TR                     RUSSELL 2000     464287655      972    14570 SH  PUT  SOLE                    14570        0        0
ISHARES TR                     RUSSELL 2000     464287655     1448    21700 SH  PUT  SOLE                    21700        0        0
LAFARGE NORTH AMERICA INC      COM              505862102   181307  3295300 SH       SOLE                  3295300        0        0
M & T BK CORP                  COM              55261F104     4962    45500 SH       SOLE                    45500        0        0
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103    30369  1169390 SH       SOLE                  1169390        0        0
MURPHY OIL CORP                COM              626717102    36886   683200 SH       SOLE                   683200        0        0
NETRATINGS INC                 COM              64116M108    12707  1030599 SH       SOLE                  1030599        0        0
NEWS CORP                      CL B             65248E203    32639  1965000 SH       SOLE                  1965000        0        0
PRIDE INTL INC DEL             COM              74153Q102    40132  1305100 SH       SOLE                  1305100        0        0
SCOTTISH RE GROUP LTD          ORD              G7885T104     9157   373000 SH       SOLE                   373000        0        0
SOVEREIGN BANCORP INC          COM              845905108    19026   880000 SH       SOLE                   880000        0        0
SPRINT NEXTEL CORP             COM FON          852061100    32094  1373900 SH       SOLE                  1373900        0        0
SPRINT NEXTEL CORP             COM FON          852061100      140     6000 SH  CALL SOLE                     6000        0        0
SPRINT NEXTEL CORP             COM FON          852061100      350    15000 SH  CALL SOLE                    15000        0        0
TCF FINL CORP                  COM              872275102     7776   286532 SH       SOLE                   286532        0        0
TEXAS REGL BANCSHARES INC      CL A VTG         882673106     2618    92503 SH       SOLE                    92503        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1958    65000 SH  CALL SOLE                    65000        0        0
W-H ENERGY SVCS INC            COM              92925E108     4850   146600 SH       SOLE                   146600        0        0
ZIONS BANCORPORATION           COM              989701107     5900    78086 SH       SOLE                    78086        0        0